ACQUISITIONS (Details Narrative) - Zigi Carmel Initiatives and Investments Ltd. [member] - Former Shareholder [Member]	Sep. 22, 2022 shares
IfrsStatementLineItems [Line Items]
Number of instruments or interests issued or issuable	7,920,000
Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of instruments or interests issued or issuable	41,684
Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	100.00%
Number of instruments or interests issued or issuable	7,920,000
Share Exchange Agreement [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of instruments or interests issued or issuable	41,684